PRESIDENT'S MESSAGE

                                                               December 1996

Dear Shareholder:

    We are very pleased to present you with the annual report for the Republic New York Tax Free Bond Fund for the period ending October 31, 1996. In this report, we have provided you with a letter from the Investment Adviser, Republic National Bank of New York.

    We hope you find this letter and accompanying financial summaries informative and as always we would be delighted to hear from you to answer any questions you might have or provide you with additional information.

    Audited financial statements and portfolio holdings for the Fund for the period ending October 31, 1996 also follow. We look forward to servicing your financial needs and appreciate your continued support.

                                      Respectfully submitted,

                                  /s/ George O. Martinez

                                      George O. Martinez
                                      President

REPUBLIC NEW YORK TAX FREE BOND FUND
ANNUAL REPORT -- OCTOBER 31, 1996

TABLE OF CONTENTS
                                                                           PAGE

President's Message ...................................................      1
Letter to Shareholders from Investment Adviser ........................      3
Schedule of Investments ...............................................      6
Statement of Assets and Liabilities....................................      9
Statement of Operations ...............................................     10
Statements of Changes in Net Assets ...................................     11
Financial Highlights ..................................................     12
Notes to Financial Statements .........................................     14
Report of KPMG Peat Marwick LLP, Independent Auditors .................     18

LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER

                                                               December 1996
DEAR SHAREHOLDER:

    We are pleased to present you with the annual report for the Republic New York Tax-Free Bond Fund for the fiscal year ended October 31, 1996.
    The Republic New York Tax-Free Bond Fund returned 4.75% (Class C shares) for the fiscal year ended October 31, 1996, compared to 4.65% for the Lipper NY Municipal Bond Fund Index. The Fund continues to outpace the Lipper Average for the period since inception (May 1, 1995), returning 7.50% (Class C shares) versus 7.23% annualized.
    Uncertainty regarding the direction of interest rates prevailed through much of the fiscal year, which began with signs of a softening U.S. economy and anticipation of further interest rate cuts by the Federal Reserve. By February, the initial bullish view on interest rates changed as the picture of the U.S. economy began to cloud. Speculation arose that the economy was growing too strongly and that an interest rate hike was imminent to stave off inflationary pressures. Concerns began to subside near the fiscal year-end with the release of economic data depicting an economy in a moderate and more sustainable growth trend.
    The dominant theme in the municipal bond market during the fiscal year has been the short supply of product -- both in the new issue and secondary markets. As a result, municipal bond yields have trended downward and have become less attractive relative to U.S. Treasuries. The situation helped municipal bonds outperform U.S. Treasuries during the year, and in spite of the less favorable municipal yields, high tax bracket investors can still benefit from investing in tax-free securities. Our expectations for the municipal bond market remain positive as we enter 1997, largely due to continued investor demand and limited supply.
    As of the fiscal year-end, the Fund's duration (interest rate sensitivity) was 7.39 years. The overall quality of the portfolio was rated A1 according to Moody's Rating Service. The Fund's annualized 30-day SEC yield was 4.64% (Class C shares), 4.89% (Class Y shares).
    Audited financial statements and portfolio holdings as of October 31, 1996 follow. We appreciate your continued support.

                                      Sincerely,

                                      Republic National Bank of New York

    Lipper NY Municipal Bond Fund Average is an equally weighted average composed of the 30 largest mutual funds in this universe.

    The performance data quoted represents past performance and is not an indication of future results. The investment return and Net Asset Value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Class (Y) Total Return for the Fiscal Year Ended October 31, 1996 of 5.02% represents total return for Class C shares from November 1, 1995 to June 30, 1996, plus the total return for Class Y shares for the period from July 1, 1996 to October 31, 1996.

    The performance set forth may reflect the waiver of a portion of the fund's advisory or administrative fees for certain periods since the inception date. In the absence of fee waivers the 30-day yield figures would have been 4.34% for Class C shares and 4.59% for Class Y shares.

    The composition of the portfolio is subject to change.

                    COMPARISON OF $10,000 INVESTMENT IN THE
                  N.Y. TAX-FREE BOND FUND (CLASS C SHARES) AND
                             LIPPER N.Y. MUNI BOND
--------------------------------------------------------------------------------

--------------------------
     AVERAGE ANNUAL
      TOTAL RETURN
--------------------------
Fiscal Year    Inception
  Ended       to 10/31/96
 10/31/96     (Annualized)
-----------   ------------
  4.75%           7.50%
--------------------------


               N.Y. TAX-FREE BOND FUND
                  (CLASS C SHARES)           LIPPER N.Y. MUNI BOND
 5/01/95                 10.00                         10.00
10/31/95                 10.64                         10.60
 4/30/96                 10.71                         10.65
10/31/96                 11.14                         11.10


            Past performance is not predictive of future performance
--------------------------------------------------------------------------------

BISYS FUND SERVICES, INC. IS THE DISTRIBUTOR OF THE REPUBLIC NEW YORK TAX FREE BOND FUND (THE "FUND").

REPUBLIC NATIONAL BANK OF NEW YORK ("REPUBLIC") SERVES AS INVESTMENT MANAGER AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, REPUBLIC OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE. PLEASE REMEMBER THAT PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE PERFORMANCE. FUND RETURNS ARE NET OF FEES. ALL RETURNS ASSUME REINVESTMENT OF INCOME AND CAPITAL GAINS AND REFLECT THE REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING 1-800-782-8183.

                    COMPARISON OF $10,000 INVESTMENT IN THE
                  N.Y. TAX-FREE BOND FUND (CLASS Y SHARES) AND
                             LIPPER N.Y. MUNI BOND
--------------------------------------------------------------------------------

     AVERAGE ANNUAL
      TOTAL RETURN
--------------------------
       Inception
     to 10/31/96(a)
--------------------------
          5.02%
--------------------------


               N.Y. TAX-FREE BOND FUND
                  (CLASS Y SHARES)           LIPPER N.Y. MUNI BOND
 7/ 1/96                 10.00                         10.00
10/31/96                 10.50                         10.53


            Past performance is not predictive of future performance
--------------------------------------------------------------------------------

(a) REPRESENTS TOTAL RETURN FOR CLASS C SHARES FROM NOVEMBER 1, 1995 TO JUNE 30, 1996 PLUS THE TOTAL RETURN FOR CLASS Y SHARES FOR THE PERIOD JULY 1, 1996 TO OCTOBER 31, 1996.

BISYS FUND SERVICES, INC. IS THE DISTRIBUTOR OF THE REPUBLIC NEW YORK TAX FREE BOND FUND (THE "FUND").

REPUBLIC NATIONAL BANK OF NEW YORK ("REPUBLIC") SERVES AS INVESTMENT MANAGER AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, REPUBLIC OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE. PLEASE REMEMBER THAT PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE PERFORMANCE. FUND RETURNS ARE NET OF FEES. ALL RETURNS ASSUME REINVESTMENT OF INCOME AND CAPITAL GAINS AND REFLECT THE REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING 1-800-782-8183.

REPUBLIC NEW YORK TAX-FREE BOND FUND
SCHEDULE OF INVESTMENTS -- OCTOBER 31, 1996

                                                                           RATINGS
                                                                           MOODY'S/
PRINCIPAL                                                                   S&P(c)            VALUE
  AMOUNT         DESCRIPTION(c)                  RATE       MATURITY      (UNAUDITED)        (NOTE 2)
---------        --------------                  ----       --------      ----------         --------
           NEW YORK MUNICIPAL OBLIGATIONS -- 91.4%
$250,000   Erie County, New York, General
             Obligation, Series B, FGIC
             Insured ......................      5.375%    6/15/07        Aaa/AAA         $   255,983
 250,000   Metropolitan Transit Authority
             of New York, Revenue,
             Refunding, Series B, MBIA
             Insured ......................      6.250%     7/1/17        Aaa/AAA             262,933
 450,000   New York City Housing
             Development Corporation
             Management Revenue, Refunding,
             Series A, FHA Insured ........      6.550%    10/1/15        NR/AAA              470,673
 500,000   New York City Industrial
             Development Agency, Civil
             Facilities National Audubon
             Society, Revenue, VRDN, Put @
             100, LOC - Swiss Bank ........      3.450%    12/1/14        NR/A1+              500,000
 500,000   New York City Industrial
             Development Agency, Special
             Facilities, Revenue, Terminal
             One Group, AMT ...............      6.100%     1/1/09          A/A               515,000
 250,000   New York City Industrial
             Development Agency, Special
             Facilities, Revenue, Terminal
             One Group, AMT ...............      6.000%     1/1/19          A/A               249,823
 750,000   New York City Municipal Water
             and Sewer Finance Authority,
             Revenue, Refunding, Series A .      5.750%    6/15/16         A/A-               750,833
 400,000   New York City, General
             Obligation, Refunding,
             Series I .....................      6.500%    3/15/06       Baa1/BBB+            424,144
 400,000   New York City, General
             Obligation, Series B .........      5.500%    8/15/05       Baa1/BBB+            396,944
 300,000   New York City, General
             Obligation, Series D .........      6.000%    2/15/12       Baa1/BBB+            296,424
 500,000   New York Housing Corporation,
             Revenue, Refunding                  5.500%    11/1/10         A1/AA              495,670
 400,000   New York State Local Government
             Assistance Corporation,
             Revenue, Series A ............      6.875%     4/1/19          A/A               443,016
 300,000   New York State Local Government
             Assistance Corporation,
             Revenue, Series A ............      6.000%     4/1/24          A/A               303,807
 250,000   New York State Dormitory
             Authority, City University,
             Revenue, FSA Insured .........      5.750%     7/1/07        Aaa/AAA             265,625
 400,000   New York State Dormitory
             Authority, City University,
             Revenue, Series A ............      5.750%     7/1/07       Baa1/BBB             405,000
 500,000   New York State Dormitory
             Authority, City University,
             Revenue, Refunding ...........      5.750%     7/1/13       Baa1/BBB             498,365
 225,000   New York State Dormitory
             Authority, Revenue, Mental
             Health Services Facility .....      6.500%    8/15/11       Baa1/BBB+            240,239
 375,000   New York State Dormitory
             Authority, Revenue, State
             University, Educational
             Facilities, Series A .........      6.250%    5/15/17       Baa1/BBB+            381,563
 500,000   New York State Dormitory
             Authority, State University
             Educational Facilities Revenue      5.750%    5/15/09       Baa1/BBB+            504,180
 500,000   New York State Dormitory
             Authority, Court Facilities,
             Revenue, Series A ............      5.625%    5/15/13       Baa1/BBB+            487,650
 300,000   New York State Energy Research &
             Development Authority, ConEd,
             MBIA Insured .................      6.100%    8/15/20        Aaa/AAA             311,043
 200,000   New York State Environmental
             Facilities Corporation
             Pollution Control, Revenue,
             Revolving, Series E ..........      6.400%    6/15/03         Aa/A               217,062
 200,000   New York State Environmental
             Facilities Corporation
             Pollution Control, Revenue,
             Refunding, Revolving                5.875%    6/15/14         Aa/A-              204,406
 250,000   New York State Housing Finance
             Agency, Service Contract
             Obligation, Revenue,
             Refunding, Series C                 5.875%    9/15/14       Baa1/BBB             243,245
 500,000   New York State Housing Finance
             Agency, Service Contract
             Obligation, Revenue, Series A       6.000%    3/15/26       Baa1/BBB             494,175
 300,000   New York State Medical Care
             Facilities, Revenue, Mental
             Health, FGIC Insured .........      5.250%    2/15/08        Aaa/AAA             299,595
 400,000   New York State Medical Care
             Facilities, Revenue, Refunding
             Hospital & Nursing Home, FHA
             Insured ......................      6.400%    8/15/14        NR/AAA              420,896
 200,000   New York State Power Authority,
             Revenue & General Purpose,
             Series CC ....................      5.250%     1/1/18        Aa/AA-              189,118
 200,000   New York State Thruway
             Authority, Highway and Bridge
             Trust Fund, Series A, MBIA
             Insured ......................      6.250%     4/1/06        Aaa/AAA             220,082
 300,000   New York State Thruway
             Authority, Highway and Bridge
             Trust Fund, Revenue ..........      6.000%     4/1/05       Baa1/BBB             313,680
 300,000   New York State Urban Development
             Corporation, Revenue .........      5.500%     4/1/07       Baa1/BBB             300,693
 300,000   New York State Urban Development
             Corporation, Revenue,
             Correctional Facilities,
             Series 6 .....................      5.250%     1/1/07       Baa1/BBB             291,693
 300,000   Niagara County, New York,
             General Obligation, MBIA
             Insured ......................      5.900%    7/15/15        Aaa/AAA             307,971
 300,000   Port Authority of New York & New
             Jersey, Ninety-Eight Series ..      5.900%     8/1/07        A1/AA-              315,015
 250,000   Port Authority of New York & New
             Jersey, Series 71                   6.500%    1/15/26        A1/AA-              263,207
 250,000   Suffolk County New York Water
             Authority, Series C, AMBAC
             Insured ......................      5.750%     6/1/10        Aaa/AAA             255,762
 250,000   Triborough Bridge & Tunnel
             Authority, New York, General
             Purpose, Revenues, Series Y ..      5.750%     1/1/05         Aa/A1              285,264
 250,000   Yonkers, New York, General
             Obligation, FGIC Insured .....      6.500%    2/15/12        Aaa/AAA             271,492
                                                                                          -----------
           TOTAL NEW YORK MUNICIPAL OBLIGATIONS (COST $13,151,614) .................       13,332,269
                                                                                          -----------

           OTHER BONDS AND NOTES -- 6.7%(a)
 250,000   Puerto Rico Commonwealth,
             General Obligation, MBIA
             Insured ......................      7.500%     7/1/04        Aaa/AAA             295,045
 200,000   Puerto Rico Electric Power
             Authority, Revenue, Refunding
             Series S, MBIA Insured .......      7.000%     7/1/06        Aaa/AAA             233,274
 400,000   Puerto Rico Public Buildings
             Authority, Revenue, Series A,
             AMBAC Insured ................      6.250%     7/1/08        Aaa/AAA             442,080
                                                                                          -----------
           TOTAL OTHER BONDS AND NOTES (COST $945,380) .............................          970,399
                                                                                          -----------

           SHORT-TERM INVESTMENTS -- 1.7%
 256,045   Provident New York Tax Free
             Money Market Fund (COST
             $256,045) ....................                                                   256,045
                                                                                          -----------

TOTAL INVESTMENTS -- 99.8% (COST $14,353,039)(b) ...................................       14,558,713
OTHER ASSETS LESS LIABILITIES -- 0.2% ..............................................           26,722
                                                                                          -----------
NET ASSETS -- 100.0% ...............................................................      $14,585,435
                                                                                          ===========

-----------------------------------------------------------------------------------------------------

(a) Percentages indicated are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is $14,353,039 resulting in gross unrealized appreciation and depreciation of $228,595 and $22,921, respectively, or net unrealized appreciation of $205,674.
(c) The Moody's or Standard & Poor's rating indicated are believed to be the most recent ratings available at October 31, 1996 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at
    October 31, 1996. These ratings are unaudited.

    AMBAC -  American Municipal Bond Assurance Corporation
      AMT -  Interest on security is subject to Federal Alternative Minimum Tax
     FGIC -  Federal Guaranty Insurance Corporation
      FHA -  Federal Housing Administration
      FSA -  Financial Security Assurance Holding
     MBIA -  Municipal Bond Insurance Association
     VRDN -  Variable Rate Discount Note - The interest rate shown, which will change periodically, is the rate in effect at October 31, 1996

REPUBLIC NEW YORK TAX-FREE BOND FUND
STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 1996

ASSETS:
Investments, at value (Cost $14,353,039) ..................        $14,558,713
Interest and dividends receivable .........................            204,248
Receivable for capital shares issued ......................             10,000
Prepaid expenses and other assets .........................             18,781
Receivable from advisor ...................................             17,000
                                                                   -----------
      Total Assets ........................................         14,808,742
                                                                   -----------

LIABILITIES:
Payable for capital shares issued .........................            145,146
Distributions payable .....................................             27,073
Accrued expenses and other payables:
  Administration fees .....................................              1,177
  Accounting and transfer agent fees ......................             13,506
  Other ...................................................             36,405
                                                                   -----------
      Total Liabilities ...................................            223,307
                                                                   -----------

NET ASSETS:
Capital ...................................................         14,353,021
Net unrealized appreciation from investments ..............            205,674
Accumulated undistributed net realized gains on investments             26,740
                                                                   -----------
      Net Assets ..........................................        $14,585,435
                                                                   ===========

NET ASSETS:
  Class C .................................................          6,352,825
  Class Y .................................................          8,232,610
                                                                   -----------
      Total ...............................................         14,585,435
                                                                   ===========
Outstanding units of beneficial interest (shares)
  Class C .................................................            616,806
  Class Y .................................................            799,293
                                                                   -----------
      Total ...............................................          1,416,099
                                                                   ===========

Net Asset Value:
  Class C .................................................             $10.30
                                                                        ======
  Class Y .................................................             $10.30
                                                                        ======

                      See notes to financial statements

REPUBLIC NEW YORK TAX-FREE BOND FUND
STATEMENT OF OPERATIONS -- YEAR ENDED OCTOBER 31, 1996

INVESTMENT INCOME:
Interest income (Note 2) ...........................................  $525,605

EXPENSES:
Investment advisory fees (Note 3) .......................  $ 24,512
Administrative services fees (Note 3) ...................    19,609
Distribution fees (Class C) (Note 3) ....................    18,951
Shareholder servicing fees (Class C) (Note 3) ...........     1,752
Transfer agent fees .....................................    34,538
Fund accounting fees ....................................    36,528
Audit fees ..............................................    18,001
Reports to shareholders .................................    21,685
Custodian fees and expenses .............................    18,684
Registration fees .......................................       470
Trustees' fees (Note 3) .................................     4,056
Insurance expense .......................................     3,256
Other expenses ..........................................    15,078
                                                           --------
    Total expenses before voluntary fee waivers .........   217,120
Voluntary fee waivers (Note 3) ..........................   (42,944)
Reimbursement (Note 3) ..................................  (117,000)
                                                           --------
    Net expenses ...................................................    57,176
                                                                      --------
Net investment income ..............................................  $468,429
                                                                      --------
REALIZED GAINS ON INVESTMENTS:
Net realized gains on investments ..................................    27,393
Change in unrealized appreciation of investments ...................    19,308
                                                                      --------
Net realized/unrealized gains on investments .......................    46,701
                                                                      --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............  $515,130
                                                                      ========

                      See notes to financial statements

REPUBLIC NEW YORK TAX-FREE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE PERIOD
                                                                MAY 1, 1995
                                                              (COMMENCEMENT OF
                                              YEAR ENDED       OPERATIONS) TO
                                           OCTOBER 31, 1996   OCTOBER 31, 1995
                                           ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income ...................      $   468,429       $  177,970
Net realized gains on investments .......           27,393           48,739
Net change in unrealized appreciation on
investments .............................           19,308          186,366
                                               -----------       ----------
Net increase in net assets resulting from
operations ..............................          515,130          413,075
                                               -----------       ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
  Class C Shares ........................         (339,572)        (177,970)
  Class Y Shares ........................         (128,857)               0
                                               -----------       ----------
      Total Dividends to Shareholders
       from net investment income .......         (468,429)        (177,970)
                                               -----------       ----------

Net realized gains:
  Class C Shares ........................          (49,392)              --
                                               -----------       ----------
      Total distributions ...............         (517,821)        (177,970)
                                               -----------       ----------

CAPITAL TRANSACTIONS:
Capital share transactions at net asset value:
  Proceeds from sales of shares .........       16,761,193        8,334,583
  Net asset value of shares issued in
    connection with reinvestment of
    distributions .......................          163,232           18,315
  Cost of shares repurchased ............       (9,244,353)      (1,679,949)
                                               -----------       ----------
Net increase in net assets from capital
  transactions ..........................        7,680,072        6,672,949
                                               -----------       ----------
TOTAL INCREASE IN NET ASSETS ............        7,677,381        6,908,054

NET ASSETS:

  Beginning of period ...................        6,908,054                0
                                               -----------       ----------
  End of period .........................      $14,585,435       $6,908,054
                                               ===========       ==========
                      See notes to financial statements

REPUBLIC NEW YORK TAX-FREE BOND FUND
FINANCIAL HIGHLIGHTS -- CLASS C SHARES
                                                      PERIOD ENDED OCTOBER 31,
                                                      ------------------------
                                                         1996       1995(a)
                                                      ----------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD ...............     $10.38     $10.00
                                                         ------     ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ............................       0.54       0.25
  Net realized and unrealized gain (loss) on
    investments ....................................      (0.01)      0.38
                                                         ------     ------
      Total from investment operations .............       0.53       0.63
                                                         ------     ------
LESS DIVIDENDS:
  Investment income ................................      (0.54)     (0.25)
  Net realized gains ...............................      (0.07)
                                                         ------     ------
      Total distributions ..........................      (0.61)     (0.25)
                                                         ------     ------
  Net asset value, end of period ...................     $10.30     $10.38
                                                         ======     ======

TOTAL RETURN .......................................      4.75%      6.39%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (in 000's) ..........     $6,353     $6,908
  Ratio of expenses to average net assets ..........      0.58%      0.50%(b)
  Ratio of net investment income to average net
    assets .........................................      4.78%      4.91%(b)
  Ratio of expenses to average net assets* .........      2.21%      2.40%(b)
  Ratio of net investment income to average net
    assets* ........................................      3.15%      3.01%(b)
  Portfolio turnover ...............................    178.11%    130.00%
------------------------------------------------------------------------------

* During the period, certain fees were voluntarily reduced or reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from May 1, 1995 (commencement of operations) to October 31, 1995.
(b) Annualized.

                      See notes to financial statements

REPUBLIC NEW YORK TAX-FREE BOND FUND
FINANCIAL HIGHLIGHTS -- CLASS Y SHARES
                                                                    PERIOD
                                                                     ENDED
                                                                  OCTOBER 31,
                                                                    1996(a)
                                                                  ------------
NET ASSET VALUE, BEGINNING OF PERIOD ...........................     $10.18
                                                                     ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................................       0.16
  Net realized and unrealized gains ............................       0.12
                                                                     ------
      Total from investment operations .........................       0.28
                                                                     ------
LESS DIVIDENDS:
  Investment income ............................................      (0.16)
                                                                     ------
      Total distributions ......................................      (0.16)
                                                                     ------
  Net asset value, end of period ...............................     $10.30
                                                                     ======

TOTAL RETURN ...................................................      5.02%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (in 000's) ......................     $8,233
  Ratio of expenses to average net assets ......................      0.60%(b)
  Ratio of net investment income to average net assets .........      4.78%(b)
  Ratio of expenses to average net assets* .....................      2.26%(b)
  Ratio of net investment income to average net assets* ........      3.12%(b)
  Portfolio turnover ...........................................    178.11%
------------------------------------------------------------------------------

* During the period, certain fees were voluntarily reduced or reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from July 1, 1996 (date of initial offering) to October
    31, 1996.
(b) Annualized.
(c) Represents total return for Class C Shares from November 1, 1995 to June 30, 1996, plus the total return for Class Y Shares for the period from July 1, 1996 to October 31, 1996.

                      See notes to financial statements

REPUBLIC NEW YORK TAX-FREE BOND FUND
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 1996

1. ORGANIZATION: Republic New York Tax-Free Bond Fund (the "Fund") is a non-diversified series of Republic Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, which currently consists of seven funds, each of which has different investment objectives and policies. The financial statements for the other six funds are presented separately. The Fund's investment objective is to provide monthly dividends exempt from regular federal, New York State and New York City personal income taxes. The Declaration of Trust permits the Trustees to create additional portfolios. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company.

        The Fund is authorized to issue two classes of shares, Class C Shares, and as of July 1, 1996, Class Y Shares (Advisor Class). Each class of shares in the Fund has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, allocable expenses exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

        The Trust retained Republic National Bank of New York (formerly Republic Asset Management Corporation) ("Republic") as Investment Adviser ("Adviser"). For the period November 1, 1995 through September 30, 1996, the Trust retained Signature Broker-Dealer Services, Inc. ("Signature") as Administrator, Distributor and Sponsor ("Sponsor"). Effective October 1, 1996 BISYS Fund Services, Inc. became the Fund's Administrator, Distributor and Sponsor.

2. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION:
    Bonds and other fixed income securities (other than short-term obligations but including listed issues) in the Fund's portfolio are valued on the basis of valuations furnished by a pricing service, which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations are valued at amortized cost, which approximates market value, as determined by the Board of Trustees. Futures Contracts are normally valued at the settlement price on the exchange on which they are traded. Portfolio securities for which there are no such valuations are valued at fair market value as determined in good faith by or at the direction of the Board of Trustees.

    SECURITY TRANSACTIONS AND RELATED INCOME:
    Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    EXPENSE ALLOCATION:
    The Fund bears all costs of its operations other than expenses specifically assumed by the Adviser or Sponsor. Expenses directly attributable to the Fund are charged to the Fund. Expenses incurred by the Trust with respect to any two or more of the Trust's seven portfolios are allocated in proportion to the net asset levels of each portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly.

    FEDERAL INCOME TAXES:
    The Fund is treated as a separate taxable entity for federal tax purposes. The Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and plans to distribute substantially all of its taxable income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

    DIVIDENDS TO SHAREHOLDERS:
    Dividends from net investment income are declared daily and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually.

        Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

    REPURCHASE AGREEMENTS:
    The Fund may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian, either physically or in book entry form. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

3.  RELATED PARTY TRANSACTIONS:
    ADVISORY FEES:
    The Fund retains Republic to act as Investment Adviser. Republic is responsible for the investment management of the Fund's assets, including the responsibility for making investment decisions and placing orders for the purchase and sale of the Fund's investments directly with the issuers or with brokers or dealers selected by it in its discretion. Republic also furnishes to the Board of Trustees, which has overall responsibility for business affairs of the Trust, periodic reports on the investment performance of the Fund. For its services as investment adviser, Republic receives from the Fund a fee, payable monthly, at the annual rate of 0.25% of average daily net assets. During the year ended October 31, 1996, the advisory fee was $24,512.

    ADMINISTRATION:
    The Fund retained Signature, then BISYS, to serve as Administrator, Distributor, and Sponsor. Signature and BISYS provided management and administrative services necessary for the operation of the Fund, furnished office space and facilities required for conducting the business of the Fund and paid the compensation of the Fund's officers. For these services, Signature and BISYS received from the Fund a fee, payable monthly, at an annual rate of 0.20% of the Fund's average daily net assets. During the year ended October 31, 1996, the administrative services fee was $19,609.

    RULE 12B-1 PLAN EXPENSES:
    The Fund has adopted a noncompensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Act. The Plan provides for a monthly payment by the Fund to the Sponsor in amounts representing actual expenses incurred by the Sponsor for marketing costs and services rendered in distributing Fund shares at a rate not to exceed 0.25% of the average daily net assets of the Class C Shares Fund. During the year ended October 31, 1996, the Fund reimbursed Signature for distribution expenses of $18,951.

    SHAREHOLDER SERVICING EXPENSES:
    The Fund has entered into a Shareholder Servicing Agreement with each shareholder servicing agent pursuant to the Administrative Services Plan. Each shareholder servicing agent receives a fee from the Fund, which may be paid periodically, determined by a formula based upon the number of accounts serviced, the level of activity in such accounts and the expenses incurred by the shareholder servicing agent. It is currently intended that the aggregate fees paid to the Distributor pursuant to the Plan and to shareholder servicing agents pursuant to the Administrative Services Plan will not exceed 0.25% per annum of the Fund's average daily net assets attributable to Class C Shares. During the year ended October 31, 1996, shareholder servicing fees were $1,752.

    TRUSTEES' FEES:
    The fees paid and the amount of out-of-pocket expenses reimbursed to the Trustees amounted to $4,056 for the year ended October 31, 1996.

    REIMBURSEMENT AND WAIVER OF EXPENSES:
    The Advisor and Sponsor have voluntarily agreed to waive a portion of their fees, and to the extent necessary, reimburse the Fund for additional expenses. For the period ended October 31, 1996 expenses of the Fund were voluntarily limited to no more than 0.60% of the average daily net assets on an annualized basis. For the period ended October 31, 1996 the Advisor and Sponsor waived fees and reimbursed expenses aggregating $159,944.

4.  CAPITAL SHARE TRANSACTIONS:
    Transactions in shares of beneficial interest for the Fund were as follows:

                                      CLASS C SHARES           CLASS Y SHARES
                                        YEAR ENDED              PERIOD ENDED
                                     OCTOBER 31, 1996       OCTOBER 31, 1996(a)

    Shares issued ................         834,355                  815,936
    Shares reinvested ............          15,027                      811
    Redeemed .....................       (897,854)                 (17,454)
                                       -----------               ----------
        Net increase (decrease) ..        (48,472)                  799,293
                                       ===========               ==========

    Proceeds from shares issued ..      $8,530,934               $8,230,259
    Dividends reinvested .........         154,887                    8,345
    Cost of shares redeemed ......      (9,067,365)                (176,988)
                                       -----------               ----------
                                       $  (381,544)              $8,061,616
                                       ===========               ==========

    (a) For the period from July 1, 1996 (date of initial offering) to October 31, 1996.

5.  INVESTMENT TRANSACTIONS:
    Purchases and proceeds from sales and maturities of investments excluding short-term securities for the Fund for the year ended October 31, 1996 were $26,621,353 and $18,861,284, respectively.

6.  CONCENTRATION OF CREDIT:
    The New York Fund invests primarily in debt obligations issued by the State of New York and its respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Portfolio is more susceptible to economic and political factors adversely affecting issuers of New York specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

7. FEDERAL TAX STATUS -- FISCAL YEAR 1996 DISTRIBUTIONS (UNAUDITED): All dividends paid by the Fund were paid out as short-term capital gain dividends or net investment income dividends. For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees
Republic Funds:

    We have audited the accompanying statement of assets and liabilities of Republic New York Tax-Free Bond Fund (the "Fund"), a portfolio of Republic Funds, including the schedule of investments, as of October 31, 1996 and the related statements of operations and changes in net assets for the year then ended and the financial highlights for the year then ended for the Class C shares and for the period from July 1, 1996 (date of initial offering) to October 31, 1996 for Class Y shares. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and financial highlights for the period from May 1, 1995 (commencement of operations) to October 31, 1995 were audited by other auditors whose report thereon, dated December 8, 1995, expressed an unqualified opinion on that statement and those financial highlights.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the 1996 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Republic New York Tax-Free Bond Fund at October 31, 1996, the results of its operations and changes in its net assets for the year then ended and the financial highlights for the periods indicated in the first paragraph above in conformity with generally accepted accounting principles.

                                      KPMG Peat Marwick LLP

Boston, Massachusetts
December 6, 1996

REPUBLIC
  NEW YORK
    TAX-FREE
      BOND FUND

INVESTMENT ADVISER
Republic National Bank of New York
452 Fifth Avenue
New York, NY 10018

ADMINISTRATOR, DISTRIBUTOR AND SPONSOR
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN AND TRANSFER AGENT
Investors Bank & Trust Company
89 South Street
Boston, MA 02111

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
99 High Street
Boston, MA 02110

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

SHAREHOLDER SERVICING AGENTS:
Republic National Bank of New York
Republic Bank for Savings
452 Fifth Avenue
New York, NY 10018
(800) 782-8183

FOR NON-REPUBLIC CLIENTS:
Investors Bank & Trust Company
89 South Street
Boston, MA 02111
(800) 782-8183

[graphic omitted]

REPUBLIC
  NEW YORK
     TAX-FREE
      BOND FUND


ANNUAL REPORT

October 31, 1996